United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Funds Established 2002

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Municipal Income Fund
At May 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
Transportation	13.8%
General Obligation—State	13.4%
Special Tax	11.2%
Hospital	11.0%
General Obligation—Local	9.7%
Education	5.7%
Pre-refunded	5.4%
Public Power	5.1%
Senior Care	4.9%
Electric & Gas	4.8%
Other[3]	15.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 85.0% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—99.5%
	Alabama—1.2%
$1,145,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$1,329,471
415,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	466,531
	TOTAL	1,796,002
	Arizona—2.6%
940,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	985,665
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,096,940
750,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	750,480
	TOTAL	3,833,085
	California—5.2%
1,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,129,560
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,079,150
1,000,000	San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2013A), 5.00%, 7/1/2043	1,091,820
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,407,260
1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,084,740
	TOTAL	7,792,530
	Colorado—5.2%
706,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	740,079
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	504,190
2,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2025	2,158,700
230,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	267,255
90,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60), 11/1/2027%	109,962
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$236,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	$247,946
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	528,005
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,087,790
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,857,859
		TOTAL	7,501,786
		Delaware—0.5%
715,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	792,199
		District of Columbia—2.0%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67), 5/15/2033%	2,972,450
		Florida—5.8%
600,000		Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	650,994
1,145,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,160,572
1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	1,126,140
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	848,452
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	398,124
1,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2022	1,227,480
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,123,530
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,016,620
15,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	8,012
465,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.65%, 5/1/2040	184,652
160,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$200,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.65%, 5/1/2040	$204,158
55,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	41,911
130,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	81,041
65,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	30,134
455,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	470,393
	TOTAL	8,572,215
	Georgia—4.0%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,210,400
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,833,570
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,073,940
1,500,000	DeKalb Private Hospital Authority, GA, RACs (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,711,785
	TOTAL	5,829,695
	Guam—0.3%
375,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	409,579
	Hawaii—1.6%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	877,672
1,400,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(United States Treasury PRF 11/15/2013@100)/(Original Issue Yield: 8.175%), 11/15/2033	1,477,196
	TOTAL	2,354,868
	Illinois—5.1%
848,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	755,314
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	794,231
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,024,370
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$695,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	$753,213
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	425,338
625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	592,356
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,392,000
560,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	616,896
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,097,640
	TOTAL	7,451,358
	Indiana—4.1%
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,981,299
1,500,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,732,800
655,000	Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	694,438
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,451,532
	TOTAL	5,860,069
	Iowa—0.5%
700,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	728,931
	Louisiana—0.5%
400,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2023	467,268
235,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	254,185
	TOTAL	721,453
	Maine—0.5%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (MaineGeneral Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	712,068
	Maryland—0.6%
175,000	Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	193,574
690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc. )/(Original Issue Yield: 5.875%), 6/1/2035	779,479
	TOTAL	973,053
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—1.4%
$335,000		Massachusetts Development Finance Agency, (Covanta Energy Corp.), Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875%, 11/1/2042	$334,725
1,000,000		Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 8/15/2022	1,231,730
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	569,070
		TOTAL	2,135,525
		Michigan—0.8%
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,120,400
		Minnesota—0.8%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.00%, 12/1/2019	1,225,930
		Mississippi—0.2%
315,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	344,881
		Nebraska—0.7%
1,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs & Co. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	1,074,340
		New Jersey—2.3%
500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	580,405
400,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2023	459,600
1,115,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(United States Treasury PRF 6/15/2014@100)/(Original Issue Yield: 5.89%), 6/15/2029	1,177,440
600,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	714,492
375,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2027	428,149
		TOTAL	3,360,086
		New Mexico—1.3%
1,000,000		Farmington, NM, PCR Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	1,113,070
750,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	738,975
		TOTAL	1,852,045
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—7.0%
$1,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	$1,166,010
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,205,310
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,153,470
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,178,820
1,000,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,199,050
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,318,940
1,030,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,104,057
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue ), 1/1/2037	823,433
		TOTAL	10,149,090
		Ohio—5.2%
1,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,456,080
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,108,790
1,000,000		Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,135,080
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,121,176
745,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	775,172
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,285,317
50,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2026	60,466
450,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2026	523,274
		TOTAL	7,465,355
		Oregon—0.3%
500,000	[3]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	482,245
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—3.5%
$1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	$1,618,590
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,098,910
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	590,886
1,630,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,795,527
	TOTAL	5,103,913
	Tennessee—3.4%
1,750,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	2,010,487
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,962,150
	TOTAL	4,972,637
	Texas—16.4%
1,000,000	Bexar County, HFDC, Refunding Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2033	1,030,080
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,221,832
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2032	543,340
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	1,622,385
700,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	729,232
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,351,400
385,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	387,526
585,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	573,557
200,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	250,622
1,100,000	Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2013), 5.00% (LCRA Transmission Services Corp.), 5/15/2024	1,282,116
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	$898,176
10,000,000	[5]	Spring Branch, TX ISD, LT GO Bonds, PSFG, 5.25%, 2/1/2034	11,248,200
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	530,805
1,080,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,155,470
		TOTAL	23,824,741
		Virginia—3.0%
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,449,672
675,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	698,180
1,130,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2012B), 4.00% (Public Higher Education Financing Program), 9/1/2026	1,226,988
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,011,690
		TOTAL	4,386,530
		Washington—11.3%
2,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,039,900
12,790,000	[5]	Washington State, UT GO Bonds (Series 2008A), 5.00%, 7/1/2030	14,548,711
		TOTAL	16,588,611
		Wisconsin—2.2%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,391,220
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.75%), 7/1/2023	502,470
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.875%), 7/1/2028	502,525
		TOTAL	3,396,215
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,424,593)	145,783,885
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—0.5%[6]
	New York—0.2%
$250,000	New York City, NY, (Fiscal 1994 Series B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.10%, 6/3/2013	$250,000
	Ohio—0.2%
350,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.05%, 6/3/2013	350,000
	Pennsylvania—0.1%
200,000	Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.)/(Citibank NA, New York LOC), 0.08%, 6/3/2013	200,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	800,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $135,224,593)[7]	146,583,885
	OTHER ASSETS AND LIABILITIES—NET[8]	(15,328,710)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(18,425,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$94,680,175
At May 31, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $1,221,220, which represented 0.8% of total market value.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, this liquid restricted security amounted to $738,975, which represented 0.5% of total market value.
5	Underlying security in inverse floater trust.
6	Current and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $118,001,293.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PSFG	—Public School Fund Guaranteed
RACs	—Revenue Anticipation Certificates
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Intermediate Municipal Income Fund
At May 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
General Obligation—State	22.0%
Special Tax	15.8%
Transportation	13.9%
Hospital	10.0%
Public Power	7.2%
Education	6.1%
Industrial Development Bond/Pollution Control Revenue	4.7%
Senior Care	4.5%
Pre-refunded	3.8%
Water & Sewer	3.7%
Other[3]	8.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 91.7% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—99.2%
	Arizona—2.7%
$1,000,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	$1,048,580
1,690,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,899,509
1,500,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,503,150
	TOTAL	4,451,239
	California—11.4%
1,000,000	Alameda Corridor Transportation Authority, CA, Senior Lien Refunding Revenue Bonds (Series 2013A), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2028	1,152,520
1,115,000	Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,283,142
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	596,796
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,694,865
1,250,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,399,787
1,705,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	2,024,057
1,500,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2021	1,815,225
1,540,000	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,632,308
1,000,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,238,880
1,335,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,556,503
1,500,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,696,335
1,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,190,770
1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,084,740
	TOTAL	18,365,928
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—6.0%
$701,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	$734,837
60,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	60,283
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	504,190
1,265,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,290,300
2,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,275,240
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,067,930
695,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	732,210
600,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	685,140
1,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,255,310
500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	549,675
510,000	Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	505,481
	TOTAL	9,660,596
	District of Columbia—0.7%
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,095,990
	Florida—6.7%
1,000,000	Atlantic Beach, FL Health Care Facilites, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,075,890
1,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Corp. INS), 6/1/2014	1,045,420
1,000,000	Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	1,084,990
2,300,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	2,630,671
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 5.00% (Mt. Sinai Medical Center, FL), 11/15/2022	$1,117,090
270,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	270,224
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	546,480
15,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.375%, 5/1/2017	8,661
615,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.375%, 5/1/2017	250,428
210,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
185,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.375%, 5/1/2017	180,401
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	57,152
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	109,093
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	41,724
2,390,000		University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022	2,440,525
		TOTAL	10,858,751
		Georgia—3.2%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,194,380
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,875,465
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,339,175
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,915
		TOTAL	5,159,935
		Guam—0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,345,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—6.6%
$1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	$1,441,189
900,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	922,176
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	875,674
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	571,715
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,060,130
2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,265,240
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,694,850
605,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	666,468
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,081,680
		TOTAL	10,579,122
		Indiana—1.7%
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,100,221
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,572,493
		TOTAL	2,672,714
		Iowa—0.5%
800,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	833,064
		Louisiana—0.8%
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	392,910
400,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2023	467,268
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	508,371
		TOTAL	1,368,549
		Maine—0.5%
665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	835,892
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—10.5%
$175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	$193,574
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc. )/(Original Issue Yield: 5.25%), 6/1/2020	1,150,640
13,500,000	[3]	Maryland State, UT GO Bonds (Second Series), 5.00%, 7/15/2022	15,708,060
		TOTAL	17,052,274
		Massachusetts—2.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,284,780
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,192,555
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	569,070
		TOTAL	4,046,405
		Michigan—1.9%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,709,895
1,035,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,224,198
		TOTAL	2,934,093
		Nevada—1.1%
935,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	935,000
750,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	772,718
		TOTAL	1,707,718
		New Jersey—2.1%
1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,741,215
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,663,890
		TOTAL	3,405,105
		New Mexico—0.7%
1,000,000		Farmington, NM, PCR Refunding Bonds (Series A), 5.20% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	1,123,940
		New York—6.4%
750,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	871,575
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,154,690
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	$1,103,920
1,500,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,798,575
15,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	15,059
1,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,118,270
2,000,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,316,980
665,000		Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	679,849
1,510,000		Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	1,510,000
		TOTAL	10,568,918
		North Carolina—0.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,030,160
		Ohio—2.7%
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,108,790
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,535,590
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	723,147
		TOTAL	4,367,527
		Oregon—0.9%
500,000	[4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	482,245
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,040,940
		TOTAL	1,523,185
		Pennsylvania—12.9%
1,500,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2017	1,730,040
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	458,473
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	$2,197,480
12,050,000	[3]	Commonwealth of Pennsylvania, UT GO Bonds, 5.00%, 3/15/2025	14,030,270
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,114,730
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,080,630
		TOTAL	20,611,623
		Puerto Rico—0.6%
1,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	985,840
		South Carolina—2.0%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,033,500
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,294,280
		TOTAL	3,327,780
		South Dakota—0.4%
550,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	629,679
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,753,365
		Texas—8.2%
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2033	1,087,220
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2032	543,340
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,671,495
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,054,350
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,176,860
500,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc. ), 2/15/2032	536,385
1,300,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2013), 5.00% (LCRA Transmission Services Corp.), 5/15/2024	1,515,228
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$500,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	$608,025
545,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	581,057
500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	534,965
1,270,000	University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,560,525
2,235,000	West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,460,176
	TOTAL	13,329,626
	Virginia—1.0%
500,000	Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2022	575,670
1,000,000	Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,035,480
	TOTAL	1,611,150
	Washington—0.8%
1,235,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,259,688
	Wisconsin—1.2%
2,000,000	Wisconsin State HEFA, Revenue Bonds (previously Synergy Health), 5.75% (Froedtert & Community Health)/(United States Treasury PRF 8/1/2013@100), 11/15/2015	2,018,300
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,542,015)	160,513,756
	SHORT-TERM MUNICIPALS—0.8%[5]
	Michigan—0.6%
1,000,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.13%, 6/6/2013	1,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[5]
	Pennsylvania—0.2%
$300,000	Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.)/(Citibank NA, New York LOC), 0.08%, 6/3/2013	$300,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,300,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $152,842,015)[6]	161,813,756
	OTHER ASSETS AND LIABILITIES—NET[7]	(18,506,124)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(27,000,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$101,407,632
At May 31, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2	Security in default.
3	Underlying security in inverse floater trust.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, this restricted security amounted to $482,245, which represented 0.3% of total market value.
5	Current and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $133,548,781.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2013 .
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Administration
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.08	$13.86	$13.49	$13.25	$11.08	$14.60
Income From Investment Operations:
Net investment income[1]	0.45	0.94	1.02	1.05	1.07	1.12
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.77)	2.16	0.38	0.25	2.13	(3.59)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.32)	3.10	1.39	1.29	3.18	(2.72)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.45)	(1.00)	(1.02)	(1.05)	(1.01)	(0.80)
Increase From Auction Market Preferred Share Tender and Repurchase	—	0.12	—	—	—	—
Net Asset Value, End of Period	$15.31	$16.08	$13.86	$13.49	$13.25	$11.08
Market Price, End of Period	$14.71	$16.95	$14.89	$14.36	$14.47	$9.37
Total Return at Net Asset Value[4]	(1.98)%	23.90%	10.95%	9.90%	29.89%	(19.45)%
Total Return at Market Price[5]	(10.62)%	21.37%	11.91%	6.87%	67.59%	(28.31)%
Ratios to Average Net Assets:
Net expenses	1.42%[6]	1.44%	1.16%[7]	1.14%[7]	1.17%[7]	1.14%[7,8]
Net expenses excluding all interest and trust expenses[9]	0.99%[6]	0.99%	0.85%	0.85%	0.85%	0.85%
Net investment income[10]	5.70%[6]	6.19%	7.60%	7.54%	8.59%	6.37%
Expense waiver/reimbursement[11]	0.26%[6]	0.46%	0.48%	0.42%	0.56%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,680	$99,397	$85,560	$83,123	$81,443	$67,990
Portfolio turnover	8%	22%	38%	19%	79%	32%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2013	$36,575,000	$89,716	$50,029	$25,015	$25,000
11/30/2012	$36,575,000	$92,940	$50,029	$25,014	$25,000
11/30/2011	$36,575,000	$83,482	$50,001	$25,000	$25,000
11/30/2010	$36,575,000	$81,817	$50,008	$25,004	$25,000
11/30/2009	$36,575,000	$80,668	$50,006	$25,003	$25,000
11/30/2008	$44,075,000	$63,565	$50,006	$25,003	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Computed on an annualized basis.
7	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets previously reported, has been included to conform to the current year presentation.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.14% for the year ended November 30, 2008, after taking into account this expense reduction.
9	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on inverse floater trusts.
10	Ratios reflect reductions for dividend payments to preferred shareholders.
11	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
12	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Intermediate Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.27	$13.94	$13.57	$13.46	$11.90	$14.15
Income From Investment Operations:
Net investment income[1]	0.35	0.74	0.83	0.86	0.92	0.97
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.74)	1.22	0.36	0.13	1.54	(2.29)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.39)	1.96	1.18	0.98	2.44	(1.56)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.36)	(0.78)	(0.81)	(0.87)	(0.88)	(0.69)
Increase From Auction Market Preferred Share Tender and Repurchase	—	0.15	—	—	—	—
Net Asset Value, End of Period	$14.52	$15.27	$13.94	$13.57	$13.46	$11.90
Market Price, End of Period	$13.42	$16.09	$13.87	$13.60	$13.62	$9.37
Total Return at Net Asset Value[4]	(2.55)%	15.51%	9.06%	7.40%	21.24%	(11.47)%
Total Return at Market Price[5]	(14.46)%	22.29%	8.51%	6.38%	56.22%	(20.62)%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.52%	1.17%[7]	1.18%[7]	1.21%[7]	1.14%[7,8]
Net expenses excluding all interest and trust expenses[9]	0.99%[6]	0.99%	0.89%	0.89%	0.89%	0.89%
Net investment income[10]	4.70%[6]	5.04%	6.02%	6.16%	7.01%	5.43%
Expense waiver/reimbursement[11]	0.25%[6]	0.42%	0.37%	0.33%	0.43%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,408	$106,595	$97,169	$94,569	$93,598	$82,655
Portfolio turnover	14%	23%	21%	31%	47%	20%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2013	$41,900,000	$85,506	$50,038	$25,019	$25,000
11/30/2012	$41,900,000	$88,601	$50,037	$25,019	$25,000
11/30/2011	$41,900,000	$82,977	$50,000	$25,000	$25,000
11/30/2010	$41,900,000	$81,426	$50,002	$25,001	$25,000
11/30/2009	$41,900,000	$80,846	$50,000	$25,000	$25,000
11/30/2008	$50,900,000	$65,597	$50,004	$25,002	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Computed on an annualized basis.
7	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets reported, has been included to conform to the current year presentation.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.14% for the year ended November 30, 2008, after taking into account this expense reduction.
9	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on inverse floater trusts.
10	Ratios reflect reductions for dividend payments to preferred shareholders.
11	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
12	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Assets and Liabilities
May 31, 2013 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investments in securities, at value	$146,583,885	$161,813,756
Cash	24,040	7,834
Income receivable	2,113,579	2,061,478
Receivable for investments sold	30,662	655,300
Deferred offering costs (Note 7)	92,567	92,567
Prepaid expenses	382	1,710
TOTAL ASSETS	148,845,115	164,632,645
Liabilities:
Payable for investments purchased	—	1,694,385
Income distribution payable—Common Shares	466,836	422,430
Interest payable—VMTP Shares	21,484	31,483
Income distribution payable—AMPS	34	107
Payable for Directors'/Trustees' fees (Note 5)	1,586	1,608
TOTAL ACCRUED LIABILITIES	489,940	2,150,013
Other Liabilities:
Payable for floating rate certificate securities (Note 2)	17,100,000	19,175,000
Variable Rate Municipal Term Preferred Shares (VMTP) (737 and 1,080 shares, respectively, authorized and issued at $25,000 per share)	18,425,000	27,000,000
TOTAL LIABILITIES	36,014,940	48,325,013
Auction Market Preferred Shares (AMPS) (726 and 596 shares, respectively, authorized and issued at $25,000 per share)	18,150,000	14,900,000
Net assets applicable to Common Shares	$94,680,175	$101,407,632
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$88,175,326	$99,579,346
Net unrealized appreciation of investments	11,359,292	8,971,741
Accumulated net realized loss on investments	(5,205,135)	(7,431,008)
Undistributed net investment income	350,692	287,553
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$94,680,175	$101,407,632
Common Shares outstanding ($0.01 par value, unlimited shares authorized)	6,183,261	6,982,324
Net asset value per share	$15.31	$14.52
Investments, at identified cost	$135,224,593	$152,842,015
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Operations
Six Months Ended May 31, 2013 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,446,640	$3,222,213
Expenses:
Investment adviser fee (Note 5)	365,638	399,744
Administrative fee (Note 5)	37,622	40,387
Custodian fees	3,124	3,478
Transfer and dividend disbursing agent fees and expenses	25,499	25,446
Directors'/Trustees' fees (Note 5)	2,863	2,888
Auditing fees	18,256	18,420
Legal fees	45,940	45,940
Portfolio accounting fees	47,304	51,558
Printing and postage	16,748	15,257
Insurance premiums (Note 5)	2,056	2,061
Auction agent fees	3,241	3,241
Trailer commission fees (Note 6)	22,939	18,832
Interest expense - VMTP Shares (Note 6)	122,340	179,278
Interest and inverse floater trust expenses (Note 2)	61,933	64,815
Miscellaneous (Note 5)	35,476	35,125
TOTAL EXPENSES	810,979	906,470
Waiver of investment adviser fee (Note 5)	(123,804)	(128,306)
Net expenses	687,175	778,164
Net investment income	2,759,465	2,444,049
Realized and Unrealized Gain (Loss) on investments:
Net realized gain (loss) on investments	89,941	(67,026)
Net change in unrealized appreciation of investments	(4,793,855)	(5,078,076)
Net realized and unrealized loss on investments	(4,703,914)	(5,145,102)
Income distributions declared to AMPS	(9,926)	(8,388)
Change in net assets resulting from operations applicable to Common Shares	$(1,954,375)	$(2,709,441)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Changes in Net Assets
	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,759,465	$5,811,939	$2,444,049	$5,182,990
Net realized gain (loss) on investments	89,941	1,402,776	(67,026)	1,321,519
Net change in unrealized appreciation/depreciation of investments	(4,793,855)	11,930,700	(5,078,076)	7,153,639
Distributions from net investment income—AMPS	(9,926)	(22,416)	(8,388)	(19,158)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	(1,954,375)	19,122,999	(2,709,441)	13,638,990
Distributions to Common Shareholders:
Distributions from net investment income— Common Shares	(2,800,754)	(6,152,350)	(2,534,247)	(5,439,103)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	38,678	129,352	56,654	145,533
Net increase resulting from the tender and repurchase of AMPS (Note 6)	—	737,000	—	1,080,000
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,678	866,352	56,654	1,225,533
Change in net assets	(4,716,451)	13,837,001	(5,187,034)	9,425,420
Net Assets Applicable to Common Shares:
Beginning of period	99,396,626	85,559,625	106,594,666	97,169,246
End of period	$94,680,175	$99,396,626	$101,407,632	$106,594,666
Undistributed net investment income at end of period	$350,692	$401,907	$287,553	$386,139
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Cash Flows
Six Months Ended May 31, 2013 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Operating Activities:
Change in net assets resulting from operations	$(1,954,375)	$(2,709,441)
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(9,818,342)	(18,423,761)
Proceeds from sale of investment securities	9,334,579	19,015,343
Net (purchase) sale of short-term investment securities	2,500,000	(1,300,000)
Decrease in income receivable	10,048	239,393
Decrease in receivable for investments sold	398,721	1,171,240
Amortization of deferred offering costs	92,567	92,567
Increase in prepaid expenses	(382)	(1,710)
Decrease in payable for investments purchased	(2,604,063)	(1,983,127)
Increase in interest payable - VMTP Shares	416	610
Decrease in payable for Directors'/Trustees' fees	(508)	(519)
Decrease in accrued expenses	(97,420)	(105,703)
Net amortization of premium (discount)	201,896	467,575
Net realized (gain) loss on investments	(89,941)	67,026
Net change in unrealized appreciation of investments	4,793,855	5,078,076
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,767,051	1,607,569
Financing Activities:
Income distribution to participants	(2,808,296)	(2,508,892)
NET CASH USED IN FINANCING ACTIVITIES	(2,808,296)	(2,508,892)
Net decrease in cash	(41,245)	(901,323)
Cash:
Beginning of period	65,285	909,157
End of period	$24,040	$7,834
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $38,678 and $56,654, respectively.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund,” or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Funds cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in each Fund's valuation policies and procedures, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of each Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Delaware.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Funds may engage in when-issued or delayed-delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Inverse Floater Trusts
The Funds may leverage their assets through the use of inverse floater trusts, which are also referred to as TOBs. An inverse floater trust is established by a third-party sponsor forming a special purpose entity, into which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred. The inverse floater trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable-rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.
The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' Portfolio of Investments and the related floating rate notes reflected as Fund liabilities under the caption, “Payable for floating rate certificate securities” in the Statements of Assets and Liabilities. At May 31, 2013, for Federated Premier Municipal Income Fund, investments with a value of $25,796,911 are held by the inverse floater trusts and serve as collateral for the $17,100,000 in floating rate certificate securities outstanding at that date and for the Federated Premier Intermediate Municipal Income Fund, investments with a value of $29,738,330 are held by the inverse floater trusts and serve as collateral for the $19,175,000 in floating rate certificate securities outstanding at that date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and inverse floater trust expenses of $61,933 and $64,815, respectively, for these investments for the six months ended May 31, 2013.
Restricted Securities
The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2013, is as follows:
Federated Premier Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$482,245
Federated Premier Intermediate Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$482,245
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Common Shares
The following tables summarize share activity:
Federated Premier Municipal Income Fund	Six Months Ended 5/31/2013	Year Ended 11/30/2012
Shares issued to shareholders in payment of distributions declared	2,451	8,433
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,451	8,433
Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2013	Year Ended 11/30/2012
Shares issued to shareholders in payment of distributions declared	3,772	9,852
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,772	9,852
4. Federal Tax Information
At May 31, 2013, the following amounts apply for federal income tax purposes
	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$118,001,293	$12,444,319	$961,727	$11,482,592
Federated Premier Intermediate Municipal Income Fund	$133,548,781	$10,548,966	$1,458,991	$9,089,975
Semi-Annual Shareholder Report

At November 30, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $5,344,782 and $7,388,480, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Funds' capital loss carryforwards and expiration years:
Federated Premier Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2013	$272,747	NA	$272,747
2016	$1,763,799	NA	$1,763,799
2017	$2,786,088	NA	$2,786,088
2019	$522,148	NA	$522,148
Federated Premier Intermediate Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2013	$1,175,977	NA	$1,175,977
2015	$615,196	NA	$615,196
2016	$1,122,663	NA	$1,122,663
2017	$4,048,132	NA	$4,048,132
2018	$79,207	NA	$79,207
2019	$347,305	NA	$347,305
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The investment management agreement between each Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $123,804 and $128,306 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For each Fund for the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on VMTP shares and commission costs on preferred shareholder dividend payments) paid by each Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual fund operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2013, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$4,050,000	$4,900,000
Federated Premier Intermediate Municipal Income Fund	$14,750,000	$14,100,000
General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Funds.
Semi-Annual Shareholder Report

6. Preferred Shares
Auction Market Preferred Shares
On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
On July 17, 2008, the Funds' Trustees approved a plan to use inverse floater trusts to refinance a portion of the Funds' outstanding AMPS. During the year ended November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. On December 22, 2011, each Fund used the proceeds from its VMTP share private offering, as discussed below, to fund the tender of 737 and 1,080 AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. As of May 31, 2013, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 726 and 596 AMPS, respectively.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. The dividend rate to AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2013, was 0.066% and 0.088%, respectively.
Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for AMPS. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2013, were $22,939 and $18,832, respectively.
Variable Rate Municipal Term Preferred Shares
On December 22, 2011, each Fund issued variable rate municipal term preferred shares (VMTP shares) in a private offering. Federated Premier Municipal Income Fund issued 737 VMTP shares totaling $18.4 million and Federated Premier Intermediate Municipal Income Fund issued 1,080 VMTP shares totaling $27.0 million. Each Fund used the proceeds from its VMTP share offering to pay for the AMPS it accepted in an AMPS tender offer. All expenses of the AMPS tender offer were recorded as incurred. VMTP shares are a floating-rate form of preferred shares with a mandatory term redemption date of December 22, 2014, unless extended, and dividends (which are treated as interest payments for financial reporting purposes) that are set weekly to a fixed spread of 1.20% against the Securities Industry and Financial Markets Association Municipal Swap Index.
Semi-Annual Shareholder Report

The total liquidation value of the Funds' outstanding preferred shares, comprised of untendered AMPS and VMTP shares, remained unchanged as a result of the AMPS tender and VMTP share issuance. The difference between the liquidation value of the AMPS and actual repurchase price was recognized in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of AMPS. In the Funds' Statements of Assets and Liabilities, the aggregate liquidation value of the VMTP shares is shown as a liability since the shares have a stated mandatory redemption date. VMTP shares represent preferred shares and rank on parity with the AMPS. VMTP shares are senior in priority to each Fund's outstanding common shares as to payment of dividends. As of May 31, 2013, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 737 and 1,080 VMTP shares, respectively. The average liquidation value outstanding and average annualized dividend rate of VMTP shares for the Funds during the six months ended May 31, 2013, were $18,425,000 and 1.33%, respectively, for Federated Premier Municipal Income Fund and $27,000,000 and 1.33%, respectively, for Federated Premier Intermediate Municipal Income Fund. Dividends paid to VMTP shares are treated as interest expense and recorded as incurred. For the six months ended May 31, 2013, interest expense on VMTP shares amounted to $122,340 and $179,278 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively,
Whenever preferred shares (including AMPS and VMTP shares) are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on the preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. At May 31, 2013, there were no such restrictions on the Funds.
7. Offering Costs
Costs incurred in connection with each Fund's offering of VMTP shares in the amount of $227,700 per Fund were recorded as a deferred charge which are being amortized over the life of the shares. Each Fund's amortized deferred charges are recognized as a component of the applicable expense on the Statement of Operations.
8. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$9,818,342	$9,334,579
Federated Premier Intermediate Municipal Income Fund	$18,423,761	$19,015,343
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
federated premier municipal income fund (“FMN” or the “Fund”)
Federated premier intermediate municipal income fund (“fpt” or the “fund”) (collectively, “funds”)
Following a review and recommendation of approval by the Funds' independent trustees, the Funds' Board reviewed and approved at its May 2013 meetings each Fund's investment advisory contract for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of each Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Funds and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Funds' short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to their particular investment programs and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Funds' investment objectives; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Funds' fees and expenses to other closed-end funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Funds, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Funds' investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Funds compete.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FMN's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser, noting that the overall expense structure of FMN, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of FMN remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FMN.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FPT's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser, noting that the overall expense structure of FPT, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory fees.
Semi-Annual Shareholder Report

The Funds' ability to deliver competitive performance when compared to their peer groups was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Funds' investment programs, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, FMN's performance was above the median of the relevant peer group.
FPT's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board also considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Board also considered whether the Funds might benefit from “economies of scale” and noted that, as “closed-end funds,” which have made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Funds' initial public offerings) have not made and do not expect to make additional offerings to raise more assets, the Funds are unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Funds' advisory contracts.
In its decision to continue the existing investment advisory contracts, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contracts. In particular, the Board recognized that many shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's approval of the advisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the advisory contracts was appropriate.
The Board based its decision to approve the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Funds, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Scroll to “Closed-End Funds” and select a Fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of the Federated Investors website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Scroll to “Closed-End Funds” and select a Fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature” tab. At the bottom of that page, select “SEC Filings” then “N-Q” from the list of filings.
Source of Distributions–Notice
Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the “Fund Overview” page. On the “Fund Overview” page, select the “Tax Information” tab, then select a year.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “ householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P405
CUSIP 31423M105
CUSIP 31423M204
CUSIP 31423M402
28583 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013